First Quarter Report
July 31, 2023 (Unaudited)
Columbia Small Cap Value Fund I
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Small Cap Value Fund I, July 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 2.1%
Diversified Telecommunication Services 0.2%
Bandwidth, Inc., Class A(a)	199,100	3,016,365
Entertainment 0.4%
Gaia, Inc.(a),(b)	731,904	1,719,974
Playstudios, Inc.(a)	608,734	3,001,059
Total		4,721,033
Media 1.0%
AdTheorent Holding Co., Inc.(a)	1,669,210	2,704,120
Criteo SA, ADR(a)	184,050	6,128,865
Innovid Corp.(a)	2,859,311	3,431,174
Total		12,264,159
Wireless Telecommunication Services 0.5%
Telephone and Data Systems, Inc.	425,790	3,414,836
United States Cellular Corp.(a)	146,860	2,600,890
Total		6,015,726
Total Communication Services		26,017,283
Consumer Discretionary 13.5%
Auto Components 1.1%
Gentherm, Inc.(a)	98,348	5,878,260
Modine Manufacturing Co.(a)	217,683	8,176,174
Total		14,054,434
Broadline Retail 1.0%
Redbubble Ltd.(a)	4,798,204	2,249,606
Savers Value Village, Inc.(a)	445,055	10,756,979
Total		13,006,585
Distributors 0.0%
Educational Development Corp.(a)	346,571	616,896
Diversified Consumer Services 0.7%
American Public Education, Inc.(a)	556,770	2,789,418
Stride, Inc.(a)	147,660	5,642,088
Total		8,431,506
Hotels, Restaurants & Leisure 0.5%
Everi Holdings, Inc.(a)	202	2,997
PlayAGS, Inc.(a)	865,156	5,727,333
Total		5,730,330
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 2.9%
Cavco Industries, Inc.(a)	21,907	6,476,804
Century Communities, Inc.	83,380	6,438,604
Hamilton Beach Brands Holding Co.	439,586	4,329,922
iRobot Corp.(a)	105,900	4,236,000
Legacy Housing Corp.(a)	210,635	4,996,262
Lifetime Brands, Inc.	422,947	2,326,208
Lovesac Co. (The)(a)	96,813	2,834,685
Universal Electronics, Inc.(a)	385,063	4,301,154
Total		35,939,639
Leisure Products 0.9%
Latham Group, Inc.(a)	720,950	2,840,543
Malibu Boats, Inc., Class A(a)	68,202	4,088,710
Topgolf Callaway Brands Corp.(a)	238,339	4,759,630
Total		11,688,883
Specialty Retail 4.3%
1-800-Flowers.com, Inc., Class A(a)	301,814	2,619,746
Advance Auto Parts, Inc.	56,060	4,170,303
American Eagle Outfitters, Inc.	382,450	5,373,422
Brilliant Earth Group, Inc., Class A(a)	434,185	1,719,373
Citi Trends, Inc.(a)	129,960	2,449,746
Gap, Inc. (The)	535,350	5,514,105
Leslie’s, Inc.(a)	781,330	4,977,072
Lulu’s Fashion Lounge Holdings, Inc.(a)	811,510	1,996,315
National Vision Holdings, Inc.(a)	200,420	4,335,085
Overstock.com, Inc.(a)	217,530	7,933,319
ThredUp, Inc., Class A(a)	1,695,270	5,967,350
Victoria’s Secret & Co.(a)	237,530	4,866,990
Zumiez, Inc.(a)	132,700	2,502,722
Total		54,425,548
Textiles, Apparel & Luxury Goods 2.1%
Canada Goose Holdings, Inc.(a)	234,950	4,285,488
Capri Holdings Ltd.(a)	184,730	6,818,384
Culp, Inc.(a)	360,000	2,052,000
Fossil Group, Inc.(a)	691,383	1,922,045
2	Columbia Small Cap Value Fund I | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Movado Group, Inc.	146,736	4,211,323
Steven Madden Ltd.	207,770	6,935,363
Total		26,224,603
Total Consumer Discretionary		170,118,424
Consumer Staples 2.6%
Consumer Staples Distribution & Retail 0.6%
Andersons, Inc. (The)	154,375	7,536,588
Food Products 1.2%
Fresh Del Monte Produce, Inc.	208,254	5,535,391
Hain Celestial Group, Inc. (The)(a)	515,994	6,537,644
Seneca Foods Corp., Class A(a)	75,900	2,927,084
Total		15,000,119
Household Products 0.1%
Oil-Dri Corp of America	31,187	1,957,608
Personal Care Products 0.7%
Honest Co., Inc. (The)(a)	1,407,290	2,125,008
Olaplex Holdings, Inc.(a)	1,705,696	6,140,505
Total		8,265,513
Total Consumer Staples		32,759,828
Energy 8.1%
Energy Equipment & Services 2.6%
ChampionX Corp.	124,240	4,422,944
Natural Gas Services Group, Inc.(a)	333,379	3,430,470
Newpark Resources, Inc.(a)	978,244	5,399,907
Pason Systems, Inc.	667,700	6,663,582
Patterson-UTI Energy, Inc.	712,330	11,283,307
Profire Energy, Inc.(a)	1,616,855	2,263,597
Total		33,463,807
Oil, Gas & Consumable Fuels 5.5%
Callon Petroleum Co.(a)	171,720	6,449,803
CVR Energy, Inc.	236,480	8,688,275
Delek U.S. Holdings, Inc.	312,400	8,619,116
Kinetik Holdings, Inc.	177,785	6,400,260
Magnolia Oil & Gas Corp., Class A	237,300	5,256,195
Murphy Oil Corp.	395,876	17,129,555
Ring Energy, Inc.(a)	2,307,920	5,585,166
Common Stocks (continued)
Issuer	Shares	Value ($)
Talos Energy, Inc.(a)	405,440	6,487,040
W&T Offshore, Inc.(a)	1,070,341	4,688,094
Total		69,303,504
Total Energy		102,767,311
Financials 21.9%
Banks 13.2%
Ameris Bancorp	221,074	9,649,880
Bank of Marin Bancorp	132,214	2,773,850
BankUnited, Inc.	290,416	8,666,013
Banner Corp.	131,386	6,255,287
Capital Bancorp, Inc.	184,830	3,724,325
Capital City Bank Group, Inc.	31,295	1,014,897
Central Pacific Financial Corp.	216,851	3,955,362
Central Valley Community Bancorp	196,660	3,362,886
Columbia Banking System, Inc.	442,520	9,890,322
Community Trust Bancorp, Inc.	85,553	3,283,524
Eastern Bankshares, Inc.	488,460	6,897,055
First BanCorp	144,918	4,793,887
First Community Corp.	197,330	3,897,267
First Financial Corp.	91,320	3,489,337
Heritage Financial Corp.	237,060	4,447,246
HomeStreet, Inc.	227,737	2,095,180
Northrim BanCorp, Inc.	148,076	7,078,033
OFG Bancorp	225,831	7,563,080
Popular, Inc.	158,794	11,520,505
Provident Financial Holdings, Inc.	192,036	2,740,354
Riverview Bancorp, Inc.	436,265	2,460,535
Sierra Bancorp	186,397	3,925,521
Southern First Bancshares, Inc.(a)	150,514	4,542,513
Synovus Financial Corp.	270,820	9,180,798
Territorial Bancorp, Inc.	201,797	2,388,268
Towne Bank	254,544	6,434,872
UMB Financial Corp.	151,452	10,753,092
Washington Federal, Inc.	244,790	7,598,282
Western New England Bancorp, Inc.	554,380	3,708,802
Zions Bancorp	206,080	7,882,560
Total		165,973,533
Capital Markets 0.6%
StoneX Group, Inc.(a)	83,019	7,638,578

Columbia Small Cap Value Fund I | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.5%
PROG Holdings, Inc.(a)	161,683	6,561,096
Financial Services 4.5%
Alerus Financial Corp.	205,991	4,074,502
Cass Information Systems, Inc.	84,922	3,222,790
Essent Group Ltd.	312,970	15,523,312
EVERTEC, Inc.	141,440	5,562,835
MGIC Investment Corp.	687,645	11,511,178
NMI Holdings, Inc., Class A(a)	334,617	8,937,620
Payoneer Global, Inc.(a)	1,382,388	7,354,304
Total		56,186,541
Insurance 3.1%
Global Indemnity Group LLC	196,423	6,751,059
Greenlight Capital Re Ltd., Class A(a)	246,476	2,533,773
Horace Mann Educators Corp.	213,460	6,431,550
Mercury General Corp.	212,863	6,849,931
National Western Life Group, Inc., Class A	27,096	11,425,570
ProAssurance Corp.	328,680	5,521,824
Total		39,513,707
Total Financials		275,873,455
Health Care 9.3%
Biotechnology 4.5%
Apellis Pharmaceuticals, Inc.(a)	164,114	4,225,935
Arcutis Biotherapeutics, Inc.(a)	211,270	2,304,956
Ardelyx, Inc.(a)	604,170	2,380,430
Arrowhead Pharmaceuticals, Inc.(a)	154,109	5,319,843
Atara Biotherapeutics, Inc.(a)	932,715	2,061,300
BioCryst Pharmaceuticals, Inc.(a)	242,850	1,794,661
Bioxcel Therapeutics, Inc.(a)	219,880	2,009,703
Celcuity, Inc.(a)	175,850	1,737,398
Insmed, Inc.(a)	299,150	6,608,223
Lexicon Pharmaceuticals, Inc.(a)	765,470	1,538,595
Natera, Inc.(a)	136,910	6,191,070
Olema Pharmaceuticals, Inc.(a)	217,120	1,878,088
Protagonist Therapeutics, Inc.(a)	153,530	2,978,482
Replimune Group, Inc.(a)	116,769	2,460,323
Sage Therapeutics, Inc.(a)	161,060	5,585,561
Common Stocks (continued)
Issuer	Shares	Value ($)
SpringWorks Therapeutics, Inc.(a)	139,368	4,373,368
Zentalis Pharmaceuticals, Inc.(a)	101,780	2,718,544
Total		56,166,480
Health Care Equipment & Supplies 1.0%
Inogen, Inc.(a)	302,330	2,470,036
LivaNova PLC(a)	111,173	6,498,062
Zimvie, Inc.(a)	302,095	4,144,743
Total		13,112,841
Health Care Providers & Services 1.4%
Castle Biosciences, Inc.(a)	138,387	2,331,821
Enhabit, Inc.(a)	477,683	6,558,587
Guardant Health, Inc.(a)	124,935	4,874,964
National HealthCare Corp.	74,205	4,379,579
Total		18,144,951
Life Sciences Tools & Services 0.1%
Codexis, Inc.(a)	443,973	1,598,303
Pharmaceuticals 2.3%
ANI Pharmaceuticals, Inc.(a)	92,504	4,861,085
Perrigo Co. PLC	326,209	11,952,298
Supernus Pharmaceuticals, Inc.(a)	153,925	4,723,959
Taro Pharmaceutical Industries Ltd.(a)	191,453	6,997,607
Total		28,534,949
Total Health Care		117,557,524
Industrials 17.5%
Aerospace & Defense 1.0%
Moog, Inc., Class A	113,080	11,923,155
Air Freight & Logistics 0.9%
Forward Air Corp.	53,090	6,309,216
Radiant Logistics, Inc.(a)	638,802	4,918,775
Total		11,227,991
Building Products 2.0%
AZEK Co., Inc. (The)(a)	208,216	6,496,339
AZZ, Inc.	144,540	6,407,458
UFP Industries, Inc.	121,305	12,465,302
Total		25,369,099

4	Columbia Small Cap Value Fund I | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.0%
Healthcare Services Group, Inc.	385,139	4,856,603
HNI Corp.	164,160	4,775,414
VSE Corp.	63,892	3,434,195
Total		13,066,212
Electrical Equipment 1.1%
Encore Wire Corp.	58,263	9,944,911
Thermon(a)	158,580	4,378,394
Total		14,323,305
Ground Transportation 2.2%
Hertz Global Holdings, Inc.(a)	577,220	9,726,157
Marten Transport Ltd.	342,825	7,768,414
Schneider National, Inc., Class B	332,818	10,254,123
Total		27,748,694
Machinery 3.7%
Gorman-Rupp Co.	120,278	3,812,813
Greenbrier Companies, Inc. (The)	146,620	6,772,378
Helios Technologies, Inc.	88,810	5,612,792
Hurco Companies, Inc.	174,535	4,064,920
John Bean Technologies Corp.	88,600	10,951,846
Manitex International, Inc.(a)	564,635	2,834,468
Markforged Holding Corp.(a)	1,670,300	3,490,927
Miller Industries, Inc.	72,000	2,731,680
Mueller Industries, Inc.	85,220	6,907,933
Total		47,179,757
Marine Transportation 1.1%
Costamare, Inc.	575,265	6,425,710
Kirby Corp.(a)	87,331	7,115,730
Total		13,541,440
Passenger Airlines 0.9%
Hawaiian Holdings, Inc.(a)	247,746	2,871,376
JetBlue Airways Corp.(a)	1,117,130	8,680,100
Total		11,551,476
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.7%
IBEX Holdings Ltd.(a)	168,031	3,335,415
Korn/Ferry International	142,895	7,527,709
MAXIMUS, Inc.	71,240	5,967,062
TaskUS, Inc., Class A(a)	335,932	4,051,340
Total		20,881,526
Trading Companies & Distributors 1.9%
BlueLinx Holdings, Inc.(a)	55,967	5,274,330
H&E Equipment Services, Inc.	116,336	5,651,603
Karat Packaging, Inc.	214,158	4,353,832
Textainer Group Holdings Ltd.	204,212	8,393,114
Total		23,672,879
Total Industrials		220,485,534
Information Technology 9.8%
Communications Equipment 1.6%
Applied Optoelectronics, Inc.(a)	649,997	4,387,480
Casa Systems, Inc.(a)	1,470,440	1,661,597
Lumentum Holdings, Inc.(a)	163,908	8,582,223
Netscout Systems, Inc.(a)	206,564	5,773,464
Total		20,404,764
Electronic Equipment, Instruments & Components 3.1%
Airgain, Inc.(a)	383,637	1,822,276
ePlus, Inc.(a)	113,425	6,391,499
FARO Technologies, Inc.(a)	178,030	2,953,517
IPG Photonics Corp.(a)	34,780	4,571,831
Knowles Corp.(a)	413,370	7,552,270
OSI Systems, Inc.(a)	38,030	4,534,317
Powerfleet, Inc.(a)	1,007,600	2,730,596
TTM Technologies, Inc.(a)	358,100	5,142,316
Vishay Precision Group, Inc.(a)	79,279	2,965,827
Total		38,664,449
IT Services 1.2%
DigitalOcean Holdings, Inc.(a)	159,400	7,893,488
Kyndryl Holdings, Inc.(a)	493,819	6,745,568
Total		14,639,056

Columbia Small Cap Value Fund I | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.1%
Cohu, Inc.(a)	199,932	8,727,032
MagnaChip Semiconductor Corp.(a)	228,840	2,116,770
SMART Global Holdings, Inc.(a)	194,790	5,181,414
Synaptics, Inc.(a)	88,670	8,007,787
Valens Semiconductor Ltd.(a)	744,104	1,860,260
Total		25,893,263
Software 1.6%
Cerence, Inc.(a)	196,164	5,455,321
Cognyte Software Ltd.(a)	416,014	2,254,796
Expensify, Inc., Class A(a)	370,200	2,983,812
Mitek Systems, Inc.(a)	255,901	2,612,749
Red Violet, Inc.(a)	180,280	3,733,599
Upland Software, Inc.(a)	850,954	3,361,268
Total		20,401,545
Technology Hardware, Storage & Peripherals 0.2%
Nano Dimension Ltd., ADR(a)	968,740	3,003,094
Total Information Technology		123,006,171
Materials 7.7%
Chemicals 1.4%
Aspen Aerogels, Inc.(a)	552,558	4,608,334
Chemours Co. LLC (The)	169,490	6,267,740
Tronox Holdings PLC, Class A	546,878	7,268,008
Total		18,144,082
Construction Materials 1.0%
Summit Materials, Inc., Class A(a)	340,225	12,309,340
Containers & Packaging 0.6%
Greif, Inc., Class A	99,839	7,385,091
Metals & Mining 4.3%
Ampco-Pittsburgh Corp.(a)	611,262	2,212,768
Capstone Copper Corp.(a)	1,374,601	7,182,346
Centerra Gold, Inc.	699,200	4,485,824
ERO Copper Corp.(a)	303,384	7,293,272
Ferroglobe PLC(a)	890,285	4,825,345
Hudbay Minerals, Inc.	1,100,645	6,560,550
MP Materials Corp.(a)	159,270	3,798,590
Olympic Steel, Inc.	58,849	3,283,186
Pan American Silver Corp.	420,100	7,091,288
Common Stocks (continued)
Issuer	Shares	Value ($)
Torex Gold Resources, Inc.(a)	251,172	3,523,818
Universal Stainless & Alloy Products, Inc.(a)	233,121	3,732,267
Total		53,989,254
Paper & Forest Products 0.4%
Clearwater Paper Corp.(a)	84,253	2,715,474
Glatfelter Corp.(a)	870,687	2,960,336
Total		5,675,810
Total Materials		97,503,577
Real Estate 6.0%
Diversified REITs 0.6%
American Assets Trust, Inc.	329,210	7,407,225
Hotel & Resort REITs 2.5%
Park Hotels & Resorts, Inc.	565,100	7,702,313
Pebblebrook Hotel Trust	556,661	8,600,413
RLJ Lodging Trust	661,371	6,812,121
Sunstone Hotel Investors, Inc.	831,922	8,477,285
Total		31,592,132
Office REITs 0.3%
Brandywine Realty Trust	665,800	3,362,290
Real Estate Management & Development 0.4%
Forestar Group, Inc.(a)	166,947	4,921,598
Retail REITs 0.7%
Macerich Co. (The)	732,530	9,339,757
Specialized REITs 1.5%
Outfront Media, Inc.	513,080	7,932,217
PotlatchDeltic Corp.	212,753	11,409,943
Total		19,342,160
Total Real Estate		75,965,162
Utilities 1.1%
Gas Utilities 1.1%
National Fuel Gas Co.	188,840	10,029,292
RGC Resources, Inc.	219,789	4,422,155
Total		14,451,447
Total Utilities		14,451,447
Total Common Stocks (Cost $978,138,976)		1,256,505,716

6	Columbia Small Cap Value Fund I | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund I, July 31, 2023 (Unaudited)
Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.408%(b),(c)	2,177,171	2,176,300
Total Money Market Funds (Cost $2,176,210)		2,176,300
Total Investments in Securities (Cost: $980,315,186)		1,258,682,016
Other Assets & Liabilities, Net		2,131,075
Net Assets		1,260,813,091
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.408%
	4,421,052	87,317,231	(89,561,958)	(25)	2,176,300	(1,171)	74,705	2,177,171
Gaia, Inc.†
	2,410,562	—	(214,332)	2,149,736	—	(57,193)	—	—
Total	6,831,614			2,149,711	2,176,300	(58,364)	74,705

†	Issuer was not an affiliate at the end of period.

(c)	The rate shown is the seven-day current annualized yield at July 31, 2023.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Value Fund I | First Quarter Report 2023	7

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT287_04_N01_(09/23)